Interim Condensed Consolidated Statements of Financial Position € in Thousands, $ in Thousands		Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)		Jul. 01, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents		$ 3,020	$ 1,398	€ 25	[1]	[1]	$ 4,171
Other current receivables		1,037	3,673
Total current assets		4,057	5,071
Non-current assets
Property and equipment, net		820	969
Intangible assets, net		5,269	5,027
Investment in associated companies		112	221
Total non-current assets		6,201	6,217
Total assets		10,258	11,288	25	[1]	[1]
Current liabilities
Trade payables		7,281	2,972
Lease liabilities		30	30
Other payables		2,415	650
Convertible notes		304	563
Warrants		856
Pre-paid advance		3,050
Bridge loans and derivative financial liabilities		2,363	3,682
Borrowings from related parties		689	710
Total current liabilities		16,988	4,925
Non-current liabilities
Lease liabilities		403	440
Bridge loans and derivative financial liabilities		938
Long term payables		3,930	85
Total non-current liabilities		5,271	4,207
Total liabilities		22,259	9,132
Shareholders’ equity (deficit)
Issued capital | €
Additional paid-in capital | €	[1]			25
Issued capital and additional paid in capital		51,730	32,711
Foreign currency translation reserve		(702)	(537)
Accumulated losses		(63,029)	(30,020)
Total Shareholders’ equity (deficit)		(12,001)	2,156	€ 25	[1]	[1]	7,891
Total liabilities and shareholders’ equity (deficit)		$ 10,258	11,288
Security Matters Limited [Member]
Current assets
Cash and cash equivalents			1,398				4,171
Other current receivables			3,673				920
Total current assets			5,071				5,091
Non-current assets
Property and equipment, net			969				1,192
Intangible assets, net			5,027				3,908
Investment in associated companies			221				147
Total non-current assets			6,217				5,247
Total assets			11,288				10,338
Current liabilities
Trade payables			2,972				916
Lease liabilities			30				37
Other payables			650				673
Convertible notes			563
Borrowings from related parties			710				270
Total current liabilities			4,925				1,896
Non-current liabilities
Lease liabilities			440				466
Bridge loans and derivative financial liabilities			3,682
Long term payables			85				85
Total non-current liabilities			4,207				551
Total liabilities			9,132				2,447
Shareholders’ equity (deficit)
Issued capital
Additional paid-in capital			32,713				31,504
Foreign currency translation reserve			(537)				223
Accumulated losses			(30,020)				(23,836)
Total Shareholders’ equity (deficit)			2,156				7,891
Total liabilities and shareholders’ equity (deficit)			$ 11,288				$ 10,338

[1]	Less than 1 thousand.